Reserves (Details) - Schedule of Foreign Currency Translation Reserve - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Foreign Currency Translation Reserve [Abstract]
Balance at beginning of year	$ (3,591,785)	$ (4,950,566)
Foreign currency exchange differences arising on translation of foreign operations	(820,434)	1,358,781
Balance at end of year	$ (4,412,219)	$ (3,591,785)